Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 certain information concerning the compensation of the Company’s executive officers and the Company’s financial performance:

Fiscal Year(1)	Summary Compensation Total for PEO(2) ($)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Total for PEO(3) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Net Income ($)
2025	321,339	321,339	---	---	225,068	225,068	(3.01)	2,105,738
2024	297,865	284,406	---	---	220,950	210,791	2.96	3,250,875
2023	221,859	210,124	200,582	200,582	198,233	187,646	(3.33)	2,581,370

(1)	The following are the respective names of the PEOs and NEOs by fiscal year:

Fiscal 2025 – PEO: Donna Vigilante. NEOs: Peter Hiltunen and Andrea Young

Fiscal 2024 – PEO: Donna Vigilante. NEOs: Peter Hiltunen and Andrea Young

Fiscal 2023 – PEOs: Beatriz Balance (January 2023 – June 2023); Donna Vigilante (June 2023 – December 2023). NEOs: Peter Hiltunen and Andrea Young

(2)	Amounts reported in this column represent total compensation for Donna Vigilante, as reported in the Summary Compensation Table.

(3)	Amounts reported represent the total compensation for Beatriz Blanco, and includes certain payments made pursuant to the Separation Agreement between the Company and Ms. Blanco dated June 22, 2023.

Non-PEO NEO Average Total Compensation Amount			$ 225,068	$ 220,950	$ 198,233
Non-PEO NEO Average Compensation Actually Paid Amount			225,068	210,791	187,646
Total Shareholder Return Amount			(3.01)	2.96	(3.33)
Net Income (Loss)			$ 2,105,738	$ 3,250,875	2,581,370
PEO Name	Donna Vigilante	Beatriz Balance	Donna Vigilante	Donna Vigilante
Donna Vigilante [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 321,339	$ 297,865	221,859
PEO Actually Paid Compensation Amount			$ 321,339	$ 284,406	210,124
Beatriz Balance [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					200,582
PEO Actually Paid Compensation Amount					$ 200,582